Guarantees	12 Months Ended
Dec. 31, 2018
Guarantees and Product Warranties [Abstract]
Guarantees
20.	Guarantees

The Company is required to be accredited by the International Air Transport Association (“IATA”) to be permitted to sell international airlines tickets of airlines affiliated with IATA.

During 2018, certain Despegar.com subsidiaries granted guarantees for $ 5,709 for the benefit of the IATA and other suppliers in the form of time deposits or bank and insurance guarantees, which were recorded as Restricted cash in the consolidated balance sheet at December 31, 2018.